Related Parties (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) interest trustee	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
SMR trust ownership in NAI	80.00%
National Amusements Inc [Member]
Related Party Transaction [Line Items]
NAI ownership of CBS Corp. Class A common stock (percentage)	79.50%
NAI ownership of CBS Corp. Class A and Class B common stock on a combined basis (percentage)	10.20%
Number of trustees | trustee	7
Viacom Inc [Member]
Related Party Transaction [Line Items]
Revenues from transactions with related parties	$ 145	$ 120	$ 176
Expenses from transactions with related parties	21	24	25
Amounts due from Related Party
Receivables	93	113
Other assets (Receivables, noncurrent)	11	35
Amounts due from related party	104	148
Equity Method Investees [Member]
Related Party Transaction [Line Items]
Revenues from transactions with related parties	99	112	$ 160
Amounts due from Related Party
Amounts due from related party	$ 27	$ 47
Number of equity interests | interest	2